Cash Flow Information - Schedule of Investment and Financing Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from investment activities
Acquisition of property, plant, and equipment by financing	R$ 220,005	R$ 29,193	R$ 138,834
Acquisition of fixed assets through advance		20,913
Payment of obligations for acquisition with treasury shares	(97,964)
Acquisition of investment with exchange of shares in subsidiaries		368,260
Balance payable for the acquisition of investment		285,206	16,311
Cash flow from investment activities	122,041	703,572	155,145
Cash flow from financing activities
Operational lease	(393,127)	(129,551)
Accumulated translation adjustment	401,492	(118,891)	75,422
Interest of non-controlling shareholders	26,540	75,085	24,153
Warrant and earn out	35,448	30,753
Capital increase with Mutual		263,004
Cash flow from financing activities	R$ 70,353	R$ 120,400	R$ 99,575